Earnings per share (EPS) (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator
Net income attributable to equity holders of the parent	R$ 386,324	R$ 373,569	R$ 223,326
Denominator
Weighted average number of outstanding shares	89,830,351	90,335,037	93,291,480
Effects of dilution from stock options and restricted share units	706,492	329,085	811,818
Weighted average number of outstanding shares adjusted for the effect of dilution	90,536,843	90,664,122	94,103,298
Basic earnings per share (R$)	R$ 4.30	R$ 4.14	R$ 2.39
Diluted earnings per share (R$)	R$ 4.27	R$ 4.12	R$ 2.37